Stock Based Compensation (Details 3) - Restricted Stock [Member] - shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock Line Items [Line Items]
Restricted shares outstanding, Beginning Balance		1,000,000
Granted	500,000	1,000,000
Vested	(500,000)	(2,000,000)
Forfeited
Restricted shares outstanding, Ending Balance